SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Composition of Shares Capital
	Year ended December 31,
	2021	2020	2019

Cost of revenues	$15,462	$9,127	$5,854
Research and development	70,020	76,883	56,161
Selling and marketing	33,853	22,845	18,458
General and administrative	102,056	38,458	28,864

Total share-based compensation expense	$221,391	$147,313	$109,337

Schedule of Stock Options Granted to Employees Activity
	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2020	4,618,380	$74.31	6.74	$812,500

Granted	712,485	250.71
Exercised	(531,788)	62.87
Forfeited	(81,877)	107.62

Balance at December 31, 2021	4,717,200	101.66	6.32	339,012

Exercisable at December 31, 2021	3,213,149	65.72	5.39	305,280

Vested and expected to vest at December 31, 2021	4,647,663	$100.60	6.29	$337,290

Schedule of Stock Option Valuation Assumptions - Compensation to Employees
	Year ended December 31,
	2021	2020	2019

Expected volatility	48.91%-52.22%	42.26%-49.24%	42.60%-45.24%
Expected dividends	0%	0%	0%
Expected term (in years)	4.85-4.91	4.84-4.99	4.94-4.99
Risk free rate	0.44%-1.22%	0.25%-1.40%	1.51%-2.47%

	Year ended December 31,
	2021	2020	2019

Expected volatility	56.94%-59.23%	34.52%-83.3%	31.88%-54.49%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.06%-0.07%	0.13%-0.95%	1.89%-2.52%

Summary of Options Data
	Year ended December 31,
	2021	2020	2019

Weighted-average grant date fair value of options granted, per optionz	$127.36	$68.91	$53.67
Total intrinsic value of the options exercised	$114,113	$436,187	$128,003
Total fair value of shares vested	$49,045	$40,367	$33,316

Schedule of Options Outstanding and Exercisable
Exercise price (range)	Options outstanding as of December 31, 2021	Weighted average remaining contractual term	Options exercisable as of December 31, 2021	Weighted average remaining contractual term
		(years)		(years)

0-19.79	364,941	2.19	357,975	2.07
19.8-21.13	563,467	3.71	563,467	3.71
21.14-51.32	243,431	4.08	238,431	4.06
51.33-56.61	398,038	5.12	398,038	5.12
56.62-61.75	648,082	6.12	579,583	6.12
61.76-101.67	332,623	6.57	242,169	6.43
101.68-102.67	603,279	7.12	380,074	7.12
102.68-142.09	237,781	7.59	137,373	7.48
142.1-143.13	520,670	8.14	214,450	8.14
143.14-353.09	804,888	9.18	101,589	8.83

	4,717,200	6.32	3,213,149	5.39

Schedule Stock Options Outstanding and Exercisable to Non-Employees
Grant Date	Options outstanding as of December 31, 2021	Exercise price	Exercisable as of December 31, 2021	Exercisable through

January 9, 2013	3,400	$2.34	3,400	January 9, 2023

Schedule of Restricted Stock Unit Activity
	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2020	2,078,427	$150.87

Granted	1,303,693	243.47
Vested	(935,912)	139.15
Forfeited	(220,759)	196.20

Unvested as of December 31, 2021	2,225,449	$205.31

Schedule of Total Accumulated Other Comprehensive Loss, Net
	Year ended December 31, 2021
	Marketable securities	Cash flow hedges	Total

Beginning balance, net	$3,768	$5,638	$9,406
Other comprehensive income before reclassifications, net	(4,672)	119	(4,553)
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	-	(279)	(279)
Research and development, net	-	(3,644)	(3,644)
Selling and marketing	-	(1,217)	(1,217)
General and administrative	-	(740)	(740)
Financial income (expenses), net	(29)	-	(29)

Total accumulated other comprehensive income, net	$(933)	$(123)	$(1,056)
	Year ended December 31, 2020
	Marketable securities	Cash flow hedges	Total

Beginning balance, net	$852	$505	$1,357
Other comprehensive income before reclassifications, net	2,962	11,425	14,387
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	-	(269)	(269)
Research and development, net	-	(3,995)	(3,995)
Selling and marketing	-	(1,300)	(1,300)
General and administrative	-	(728)	(728)
Financial income (expenses), net	(46)	-	(46)

Total accumulated other comprehensive income, net	$3,768	$5,638	$9,406